Net Income Per Share (Details) - Tradeweb Markets LLC - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Net Income Per Share
Net income	$ 29,307
Basic weighted average shares outstanding	222,221,628
Dilutive effect of equity settled PRSUs	22,223
Diluted weighted average shares outstanding	222,243,851
Basic net income per share	$ 0.13
Diluted net income per share	$ 0.13
Predecessor
Net Income Per Share
Net income		$ 130,160	$ 83,648	$ 93,161
Basic weighted average shares outstanding		215,365,920	212,568,635	210,979,704
Diluted weighted average shares outstanding		215,365,920	212,568,635	210,979,704
Basic net income per share		$ 0.60	$ 0.39	$ 0.44
Diluted net income per share		$ 0.60	$ 0.39	$ 0.44
Predecessor | Convertible term note
Net Income Per Share
Shares excluded from computation of diluted earnings per share			894,464	2,548,668
Predecessor | Contingent consideration
Net Income Per Share
Shares excluded from computation of diluted earnings per share		5,444,566